Net investment in lease - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 TEU vessel	Dec. 31, 2022 TEU vessel
New Build Vessels
Operating Leased Assets [Line Items]
Number of vessels | vessel		2
Capacity in TEUs | TEU		12,000
Term of agreement		18 years
New Build Vessels Sixteen Thousand TEU
Operating Leased Assets [Line Items]
Number of vessels | vessel	2
Capacity in TEUs | TEU	16,000
Term of agreement	18 years
New Build Vessels Twenty Four Thousand TEU
Operating Leased Assets [Line Items]
Number of vessels | vessel	2
Capacity in TEUs | TEU	24,000
Term of agreement	18 years